UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09915

Small-Cap Growth Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2005

Item 1. Reports to Stockholders

Small-Cap Growth Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks - 96.4%
Security	Shares	Value
Aerospace & Defense - 2.8%
Aviall, Inc.(1)	7,700	$243,243
DRS Technologies, Inc.	5,200	266,656
Innovative Solutions and Support, Inc.(1)	3,900	130,923
Teledyne Technologies, Inc.(1)	3,600	117,288
		$758,110
Beverages - 1.2%
Hansen Natural Corp.(1)	2,719	$230,354
PepsiAmericas, Inc.	3,800	97,508
		$327,862
Biotechnology - 2.3%
Affymetrix, Inc.(1)	4,050	$218,416
Invitrogen Corp.(1)	3,250	270,692
Techne Corp.(1)	1,700	78,047
United Therapeutics Corp.(1)	1,300	62,660
		$629,815
Capital Markets - 1.3%
Affiliated Managers Group, Inc.(1)	1,300	$88,829
Greenhill & Co., Inc.	6,800	275,468
		$364,297
Chemicals - 0.9%
Agrium, Inc.	7,700	$150,997
H.B. Fuller Co.	2,800	95,368
		$246,365
Commercial Banks - 0.2%
PrivateBancorp, Inc.	1,400	$49,532
Western Alliance Bancorp(1)	55	1,397
		$50,929
Commercial Services & Supplies - 1.5%
Harland (John H.) Co.	2,200	$83,600
Healthcare Services Group, Inc.	5,550	111,444
Labor Ready, Inc.(1)	8,500	198,135
		$393,179

Security	Shares	Value
Communications Equipment - 0.9%
ECI Telecom, Ltd.(1)	11,700	$97,110
NICE Systems, Ltd.(1)	3,900	153,933
		$251,043
Computers & Peripherals - 1.9%
Mobility Electronics, Inc.(1)	8,200	$75,030
Novatel Wireless, Inc.(1)	13,000	162,110
PalmOne, Inc.(1)	8,850	263,464
		$500,604
Consumer Finance - 0.5%
Metris Cos., Inc.(1)	7,200	$104,112
Student Loan Corp., (The)	200	43,960
		$148,072
Diversified Consumer Services - 0.4%
Weight Watchers International, Inc.(1)	1,900	$98,059
		$98,059
Diversified Telecommunication Services - 0.5%
NeuStar, Inc., Class A(1)	590	$15,104
PanAmSat Holding Corp.	6,368	130,608
		$145,712
Electric Utilities - 0.8%
Allegheny Energy, Inc.(1)	5,800	$146,276
Sierra Pacific Resources(1)	4,800	59,760
		$206,036
Electrical Equipment - 0.8%
AMETEK, Inc.	1,400	$58,590
Evergreen Solar, Inc.(1)	22,900	147,247
		$205,837
Electronic Equipment & Instruments - 1.8%
Itron, Inc.(1)	5,930	$264,952
Nam Tai Electronics, Inc.	3,300	75,042
Trimble Navigation, Ltd.(1)	3,500	136,395
		$476,389

See notes to financial statements

Small-Cap Growth Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Food & Staples Retailing - 1.0%
Central European Distribution Corp.(1)	1,300	$48,529
Longs Drugstores Corp.	3,100	133,455
Spartan Stores, Inc.(1)	5,300	77,751
		$259,735
Health Care Equipment & Supplies - 9.8%
ArthroCare Corp.(1)	2,100	$73,374
Aspect Medical Systems, Inc.(1)	3,500	104,090
CONMED Corp.(1)	3,800	116,926
Dade Behring Holdings, Inc.	2,400	156,024
DexCom, Inc.(1)	811	10,129
DJ Orthopedics, Inc.(1)	7,700	211,211
Foxhollow Technologies, Inc.(1)	2,550	97,588
Haemonetics Corp.(1)	5,600	227,584
Hologic, Inc.(1)	7,300	290,175
Immucor, Inc.(1)	14,625	423,394
Intuitive Surgical, Inc.(1)	3,000	139,920
Kyphon, Inc.(1)	8,050	280,059
Respironics, Inc.(1)	3,900	140,829
Shamir Optical Industry, Ltd.(1)	4,600	74,290
SonoSite, Inc.(1)	2,900	90,016
Ventana Medical Systems, Inc.(1)	5,050	203,161
		$2,638,770
Health Care Providers & Services - 8.6%
Community Health Systems, Inc.(1)	8,100	$306,099
Genesis HealthCare Corp.(1)	2,825	130,741
Health Net, Inc.(1)	3,600	137,376
HealthTronics, Inc.(1)	9,700	126,003
Kindred Healthcare, Inc.(1)	3,300	130,713
LabOne, Inc.(1)	3,150	125,401
LCA-Vision, Inc.	2,300	111,458
LifePoint Hospitals, Inc.(1)	6,600	333,432
Lincare Holdings, Inc.(1)	2,200	89,848
Pediatrix Medical Group, Inc.(1)	2,150	158,111
Psychiatric Solutions, Inc.(1)	5,500	267,905
United Surgical Partners International, Inc.(1)	4,500	234,360
VCA Antech, Inc.(1)	6,600	160,050
		$2,311,497

Security	Shares	Value
Hotels, Restaurants & Leisure - 9.0%
Aztar Corp.(1)	5,500	$188,375
Cheesecake Factory, Inc. (The)(1)	6,300	218,799
Choice Hotels International, Inc.	3,625	238,162
Gaylord Entertainment Co.(1)	5,600	260,344
Hilton Hotels Corp.	6,700	159,795
Jack in the Box, Inc.(1)	2,300	87,216
Mikohn Gaming Corp.(1)	12,800	188,480
Orient-Express Hotels, Ltd.	3,200	101,344
P.F. Chang's China Bistro, Inc.(1)	3,350	197,583
Panera Bread Co., Class A(1)	2,400	149,004
Penn National Gaming, Inc.(1)	3,502	127,823
Red Robin Gourmet Burgers, Inc.(1)	1,300	80,574
Sonic Corp.(1)	5,600	170,968
Station Casinos, Inc.	3,100	205,840
Texas Roadhouse, Inc., Class A(1)	1,506	52,334
		$2,426,641
Household Durables - 0.5%
Jarden Corp.(1)	2,700	$145,584
		$145,584
Independent Power Producers & Energy Traders - 0.2%
Black Hills Corp.	1,500	$55,275
		$55,275
Insurance - 1.0%
Philadelphia Consolidated Holding Co.(1)	2,050	$173,758
Universal American Financial Corp.(1)	4,200	95,004
		$268,762
Internet & Catalog Retail - 0.4%
Netflix, Inc.(1)	7,100	$116,511
		$116,511
Internet Software & Services - 2.5%
CryptoLogic, Inc.	7,250	$217,573
Digital Insight Corp.(1)	8,400	200,928
eCollege.com, Inc.(1)	6,100	72,590
Jupitermedia Corp.(1)	4,600	78,798
SINA Corp.(1)	3,400	94,860
		$664,749

See notes to financial statements

Small-Cap Growth Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
IT Services - 5.2%
Anteon International Corp.(1)	4,950	$225,819
CACI International, Inc., Class A(1)	1,650	104,214
Cognizant Technology Solutions Corp.(1)	4,650	219,155
Euronet Worldwide, Inc.(1)	10,600	308,142
Global Payments, Inc.	2,000	135,600
ManTech International Corp., Class A(1)	4,200	130,368
SRA International, Inc., Class A(1)	7,800	270,816
		$1,394,114
Leisure Equipment & Products - 0.3%
Nautilus, Inc.	3,000	$85,500
		$85,500
Machinery - 2.1%
ESCO Technologies, Inc.(1)	900	$90,720
Joy Global, Inc.	7,600	255,284
Pentair, Inc.	3,225	138,062
Watts Water Technologies, Inc., Class A	2,550	85,400
		$569,466
Media - 1.9%
Central European Media Enterprises, Ltd.(1)	10,650	$515,247
		$515,247
Multi-Utilities - 0.9%
CMS Energy Corp.(1)	17,000	256,020
		$256,020
Oil, Gas & Consumable Fuels - 7.5%
Arch Coal, Inc.	4,250	$231,498
CONSOL Energy, Inc.	7,950	425,961
Denbury Resources, Inc.(1)	3,800	151,126
Frontier Oil Corp.	4,400	129,140
Goodrich Petroleum Corp.(1)	1,501	30,891
Peabody Energy Corp.	6,900	359,076
Quicksilver Resources, Inc.(1)	1,800	115,074
Southwestern Energy Co.(1)	10,000	469,800
Vintage Petroleum, Inc.	3,550	108,169
		$2,020,735

Security	Shares	Value
Personal Products - 0.8%
Chattem, Inc.(1)	5,144	$212,962
		$212,962
Pharmaceuticals - 0.2%
Penwest Pharmaceuticals Co.(1)	4,200	$49,644
		$49,644
Real Estate - 1.6%
St. Joe Co., (The)	1,200	$97,848
Taubman Centers, Inc.	2,600	88,634
Trammell Crow Co.(1)	5,700	138,168
Trizec Properties, Inc.	5,100	104,907
		$429,557
Road & Rail - 0.4%
Laidlaw International, Inc.(1)	4,200	$101,220
		$101,220
Semiconductors & Semiconductor Equipment - 7.5%
Atheros Communications, Inc.(1)	14,400	$116,064
Cree, Inc.(1)	5,400	137,538
FormFactor, Inc.(1)	5,750	151,915
International Rectifier Corp.(1)	5,600	267,232
Intersil Corp., Class A	13,600	255,272
Lam Research Corp.(1)	8,900	257,566
Marvell Technology Group, Ltd.(1)	5,400	205,416
Microsemi Corp.(1)	11,200	210,560
NVIDIA Corp.(1)	7,800	208,416
Trident Microsystems, Inc.(1)	5,100	115,719
Varian Semiconductor Equipment Associates, Inc.(1)	2,700	99,900
		$2,025,598
Software - 4.0%
Activision, Inc.(1)	15,200	$251,104
Intellisync Corp.(1)	20,300	55,013
MICROS Systems, Inc.(1)	5,500	246,125
NAVTEQ, Corp.(1)	2,500	92,950
Progress Software Corp.(1)	3,500	105,525
SS&C Technologies, Inc.	3,400	107,712
THQ, Inc.(1)	3,200	93,664
VASCO Data Security International, Inc.(1)	12,300	119,310
		$1,071,403

See notes to financial statements

Small-Cap Growth Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Specialty Retail - 5.1%
Advance Auto Parts, Inc.(1)	4,675	$301,771
Bebe Stores, Inc.	3,450	91,322
Chico's FAS, Inc.(1)	4,750	162,830
DSW, Inc., Class A(1)	6,474	161,526
GameStop Corp., Class A(1)	4,300	140,653
Hibbet Sporting Goods, Inc.(1)	4,700	177,848
O'Reilly Automotive, Inc.(1)	3,300	98,373
Urban Outfitters, Inc.(1)	2,650	150,229
Zumiez, Inc.(1)	2,903	84,622
		$1,369,174
Textiles, Apparel & Luxury Goods - 1.1%
Gildan Activewear, Inc.(1)	4,194	$110,512
Quiksilver, Inc.(1)	12,200	194,956
		$305,468
Thrifts & Mortgage Finance - 1.7%
Astoria Financial Corp.	3,800	$108,186
Downey Financial Corp.	1,800	131,760
IndyMac Bancorp, Inc.	5,400	219,942
		$459,888
Trading Companies & Distributors - 0.5%
Watsco, Inc.	2,900	$123,540
		$123,540
Water Utilities - 0.3%
Aqua America, Inc.	2,500	$74,350
		$74,350
Wireless Telecommunication Services - 4.5%
Nextel Partners, Inc., Class A(1)	13,600	$342,312
NII Holdings, Inc., Class B(1)	12,875	823,228
UbiquiTel, Inc.(1)	4,493	36,663
		$1,202,203
Total Common Stocks (identified cost $22,036,407)		$25,955,922

Commercial Paper - 1.5%
Security	Principal Amount (000's omitted)	Value
General Electric Capital Corp., 3.38%, 7/1/05	$397	$397,000
Total Commercial Paper (at amortized cost, $397,000)		$397,000
Short-Term Investments - 2.0%
Security	Principal Amount (000's omitted)	Value
Investors Bank and Trust Company Time Deposit, 3.40%, 7/1/05	$539	$539,000
Total Short-Term Investments (at amortized cost, $539,000)		$539,000
Total Investments - 99.9% (identified cost $22,972,407)		$26,891,922
Other Assets, Less Liabilities - 0.1%		$35,411
Net Assets - 100.0%		$26,927,333

(1)  Non-income producing security.

See notes to financial statements

Small-Cap Growth Portfolio as of June 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2005

Assets
Investments, at value (identified cost, $22,972,407)	$26,891,922
Cash	697
Receivable for investments sold	446,273
Interest and dividends receivable	8,735
Tax reclaim receivable	42
Total assets	$27,347,669
Liabilities
Payable for investments purchased	$388,211
Payable to affiliate for Trustees' fees	323
Accrued expenses	31,802
Total liabilities	$420,336
Net Assets applicable to investors' interest in Portfolio	$26,927,333
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$23,007,818
Net unrealized appreciation (computed on the basis of identified cost)	3,919,515
Total	$26,927,333

Statement of Operations

For the Six Months Ended
June 30, 2005

Investment Income
Dividends (net of foreign taxes, $1,249)	$45,699
Interest	22,276
Total investment income	$67,975
Expenses
Investment adviser fee	$103,854
Trustees' fees and expenses	654
Custodian fee	35,459
Legal and accounting services	20,129
Miscellaneous	1,906
Total expenses	$162,002
Deduct - Reduction of custodian fee	$7
Total expense reductions	$7
Net expenses	$161,995
Net investment loss	$(94,020)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$447,433
Foreign currency transactions	(567)
Net realized gain	$446,866
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(1,347,066)
Foreign currency	(4)
Net change in unrealized appreciation (depreciation)	$(1,347,070)
Net realized and unrealized loss	$(900,204)
Net decrease in net assets from operations	$(994,224)

See notes to financial statements

Small-Cap Growth Portfolio as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
From operations -
Net investment loss	$(94,020)	$(241,820)
Net realized gain from investment and foreign currency transactions	446,866	371,484
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(1,347,070)	918,708
Net increase (decrease) in net assets from operations	$(994,224)	$1,048,372
Capital transactions -
Contributions	$3,530,998	$7,841,442
Withdrawals	(4,413,734)	(8,005,226)
Net decrease in net assets from capital transactions	$(882,736)	$(163,784)
Net increase (decrease) in net assets	$(1,876,960)	$884,588
Net Assets
At beginning of period	$28,804,293	$27,919,705
At end of period	$26,927,333	$28,804,293

See notes to financial statements

Small-Cap Growth Portfolio as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)		2004		2003	2002	2001	2000(1)
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses	1.18	%(2)	1.18%		1.23%	1.18%	1.23%	2.22	%(2)
Net expenses after custodian fee reduction	1.18	%(2)	1.18%		1.23%	1.18%	1.23%	2.07	%(2)
Net investment loss	(0.69	)%(2)	(0.90)%		(1.01)%	(0.91)%	(0.88)%	(1.58	)%(2)
Portfolio Turnover	134%		276%		308%	225%	117%	89%
Total Return*	(3.50)%		4.23	%(3)	31.20%	(33.36)%	(23.80)%	-
Net assets, end of period (000's omitted)	$26,927		$28,804		$27,920	$19,759	$19,058	$6,535
† The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses			1.18%					2.96	%(2)
Expenses after custodian fee reduction			1.18%					2.81	%(2)
Net investment loss			(0.91)%					(2.32	)%(2)

(1)  For the period from the start of business, May 1, 2000, to December 31, 2000.

(2)  Annualized.

(3)  The net gains realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines had no effect on total return for the year ended December 31, 2004.

*  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

See notes to financial statements

Small-Cap Growth Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Small-Cap Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks long-term capital appreciation by investing in a diversified portfolio of publicly traded stocks of small-cap companies that in the  opinion of the investment adviser  are expected to achieve earnings growth over the long-term that substantially exceeds the average of all publicly traded companies in the United States. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2005, the Eaton Vance Small-Cap Growth Fund held an approximate 44.5% interest in the Portfolio and two other investors owned an interest greater than 10% that aggregated 29.5%. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations - Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income - Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

C  Income Taxes - The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

D  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee

Small-Cap Growth Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

E  Other - Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

F  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements - The interim financial statements relating to June 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory agreement, BMR receives a monthly fee at the annual rate of 0.75% of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2005, the fee was equivalent to 0.756% (annualized) of the Portfolio's average daily net assets and amounted to $103,854. Except as to the Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2005, no amounts have been deferred.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $34,975,538 and $35,809,763, respectively, for the six months ended June 30, 2005.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$22,972,407
Gross unrealized appreciation	$4,141,957
Gross unrealized depreciation	(222,442)
Net unrealized appreciation	$3,919,515

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to

Small-Cap Growth Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2005.

6  Interestholder Meeting

The Portfolio held a Special Meeting of Interestholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	98%	2%
James B. Hawkes	98%	2%
Samuel L. Hayes, III	98%	2%
William H. Park	98%	2%
Ronald A. Pearlman	98%	2%
Norton H. Reamer	98%	2%
Lynn A. Stout	98%	2%
Ralph F. Verni	98%	2%

Results are rounded to the nearest whole number.

Eaton Vance Small-Cap Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Small-Cap Growth Portfolio (the "Portfolio") and its investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreement, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of the Portfolio with those of comparable funds;

•  An independent report comparing the expense ratio of the Eaton Vance Small-Cap Growth Fund (the "Fund") to those of comparable funds;

•  Information regarding Fund investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  The allocation of brokerage and the benefits received by the investment adviser as a result of brokerage allocation;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

In evaluating the investment advisory agreement, the Special Committee also considered information relating to the education, experience and number of investment professionals and other investment advisory personnel whose responsibilities include portfolio management. The Special Committee evaluated the level of skill and expertise required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

In its review of comparative information with respect to investment performance, the Special Committee noted that the investment adviser has taken action to improve performance, such as the hiring of a new portfolio manager in June 2003. The Special Committee concluded that it is appropriate to allow reasonable time to evaluate the effectiveness of this action. With respect to its review of investment advisory fees, the

Eaton Vance Small-Cap Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Special Committee concluded that the fee paid by the Portfolio is within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that, in light of the size of the Fund, the expense ratio of the Fund is reasonable. The Special Committee also considered the extent to which the investment adviser and its affiliates appear to be realizing benefits from economies of scale in managing the Portfolio, and concluded that the fee breakpoints which are in place for the Portfolio will allow for an equitable sharing of such benefits, when realized, with the Portfolio and the shareholders of the Fund.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for the Portfolio and for all Eaton Vance funds as a group, as well as the investment adviser's implementation of a soft dollar reimbursement program. Pursuant to the soft dollar reimbursement program, the Fund may receive reimbursement payments in respect of third party research services obtained by the investment adviser as a result of soft dollar credits generated through trading on behalf of the Portfolio. The Special Committee also considered the other profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolio and noted the voluntary expense reimbursements for the Fund by the investment adviser and/or administrator. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that, in light of the services rendered, the profits realized by the investment adviser are not unreasonable.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

Eaton Vance Small-Cap Growth Fund

INVESTMENT MANAGEMENT

Eaton Vance Small-Cap Growth Fund

Officers
Thomas E. Faust Jr.
President
Duke E. Laflamme
Vice President
Thomas H. Luster
Vice President
George C. Pierides
Vice President
James L. O'Connor
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Small-Cap Growth Portfolio

Officers Duncan W. Richardson President William J. Austin, Jr. Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

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Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 9.  Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

 The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Small-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:	August 22, 2005

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 22, 2005